Fair value measurements - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Fair value measurements
Amount transferred from level 1 to level 2	$ 0	$ 0
Amount transferred from level 2 to level 1	0	0
Amount transferred into of Level 3	0	0
Amount transferred out of Level 3	$ 0	$ 0